Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended
	Mar. 31, 2013	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	May 28, 2010 Predecessor
Investment Securities [Line Items]
Unrealized (gains) losses on securities recorded as other income	$ 138	$ 283	$ 329	$ 19	$ 16